12. FINANCIAL ASSETS AND LIABILITIES (Details 11) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about financial instruments [line items]
Interest income	$ 9	$ 75	$ 81
Interest expense	(170)	(183)	(179)
Foreign exchange, net	14	(6)	(780)
Results from financial instruments at fair value	30	88	44
Gains (losses) from present value measurement	2	55	(74)
Other financial results	31	34	(3)
Total	(84)	63	(911)
Financial assets/liabilities at amortized cost [member]
Disclosure of detailed information about financial instruments [line items]
Interest income	9	72	76
Interest expense	(164)	(163)	(157)
Foreign exchange, net	38	5	(719)
Results from financial instruments at fair value
Gains (losses) from present value measurement	6	55	(74)
Other financial results	36	32	(1)
Total	(75)	1	(875)
Financial assets/liabilities at fair value through profit and loss [member]
Disclosure of detailed information about financial instruments [line items]
Interest income		3	5
Interest expense
Foreign exchange, net	(35)	(14)	23
Results from financial instruments at fair value	30	88	44
Gains (losses) from present value measurement
Other financial results
Total	(5)	77	72
Subtotal financial assets/liabilities [member]
Disclosure of detailed information about financial instruments [line items]
Interest income	9	75	81
Interest expense	(164)	(163)	(157)
Foreign exchange, net	3	(9)	(696)
Results from financial instruments at fair value	30	88	44
Gains (losses) from present value measurement	6	55	(74)
Other financial results	36	32	(1)
Total	(80)	78	(803)
Non Financial assets/liabilities [member]
Disclosure of detailed information about financial instruments [line items]
Interest income
Interest expense	(6)	(20)	(22)
Foreign exchange, net	11	3	(84)
Results from financial instruments at fair value
Gains (losses) from present value measurement	(4)
Other financial results	(5)	2	(2)
Total	$ (4)	$ (15)	$ (108)